STOCK OPTION RESERVE (Details 2) - $ / shares	3 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Stock Options Two [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price
P B I 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 10.53	$ 15.26
Weighted average remaining contractual life (in years)	8 years 7 months 9 days	8 years 10 months 24 days